Significant Accounting Policies and Judgments - Narrative (Details) $ in Thousands	May 11, 2020 shares	Jun. 30, 2021 CAD ($) $ / g	Jun. 30, 2020 CAD ($)	May 10, 2020 shares
Accounting policies, accounting estimates and errors [Abstract]
Stock split ratio	0.0833
Number of shares issued (in shares) | shares	110,089,377			1,321,072,394
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Restricted cash		$ 19,394	$ 0
ACB Captive Insurance Company Inc. (“Captive”)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Restricted cash		15,000
Letters of Credit
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Restricted cash		$ 4,400
Biological Assets | Average Stage of Growth, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets | $ / g		0.48